SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Book Income (Loss)	$ (404,565)	$ (380,090)
Non-deductible expenses	178,498	47,955
Valuation Allowance	226,067	332,135
Income tax expense